Document and Entity Information	Feb. 05, 2025
Prospectus:
Document Type	485APOS
Entity Central Index Key	0001587982
Prospectus Date	Feb. 05, 2025
Document Effective Date	Feb. 05, 2025
Document Creation Date	Feb. 05, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
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Prospectus:
Trading Symbol	SARK